Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

February 19, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FEG Absolute Access Fund I LLC (the “Fund”) (1933 Act Registration No. 333-229108) (1940 Act Registration No. 811-22527)

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the prospectus and statement of additional information dated February 14, 2019 for the Fund that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the prospectus and statement of additional information dated February 14, 2019 contained in the Trust’s Pre-Effective Amendment No. 1 under the Securities Act, and Amendment No. 14 under the Investment Company Act of 1940, as amended, to the Trust’s Registration Statement on Form N-2, which was filed on February 12, 2019 (Accession No 0001398344-19-002517).

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3328.

Very truly yours,

/s/ Andrew Seaberg
Andrew Seaberg

cc: Joshua B. Deringer